Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accrued Liabilities, Current [Abstract]
Employee-related Liabilities, Current	$ 142,150	$ 146,730
Cost of revenue related liabilities	25,584	22,340
Accrued interest payable	11,793	15,092
Professional fees	6,874	10,852
Sales and marketing incentives	6,845	10,188
Sales and other taxes payable	6,026	9,367
Acquisition-related costs and liabilities	6,666	9,307
Facilities related liabilities	6,312	5,720
Other	12,359	11,683
Total	$ 224,609	$ 241,279